UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07092 _____________________________________________________

BlackRock Florida Insured Municipal 2008 Term Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Florida Insured Municipal 2008 Term Trust
 40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257 ____________________________________________

Date of fiscal year end:	December 31, 2004 ____________________________________________

Date of reporting period:	September 30, 2004 ____________________________________________

Item 1. Schedule of Investments

The registrant's schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2004

BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—144.00%
		Florida—126.3%
AAA	$ 1,500	Alachua Cnty. Sch. Dist., GO, 4.25%, 1/01/09, FSA	No Opt. Call	$ 1,591,845
AAA	1,765	Collier Cnty. Sch. Brd., COP, Ser. A, 3.50%, 2/15/09, FSA	No Opt. Call	1,816,079
		Dade Cnty.,
AAA	1,000	Aviation Rev., 6.00%, 10/01/08, AMBAC	10/05 @ 102	1,058,270
AAA	5,000	GO, Ser. A, Zero Coupon, 2/01/08, MBIA	02/06 @ 92.852	4,505,500
AAA	905	GO, Ser. B, Zero Coupon, 10/01/08, AMBAC	ETM	814,781
AAA	1,095	GO, Ser. B, Zero Coupon, 10/01/08, AMBAC	No Opt. Call	980,813
AAA	1,515	Delray Beach, Decade of Excellence Prog., GO, 3.50%, 2/01/09, FSA	No Opt. Call	1,563,450
		Escambia Cnty. Util. Sys., Ser. B, FGIC,
AAA	1,595	6.125%, 1/01/09	No Opt. Call	1,804,870
AAA	5,235	6.25%, 1/01/12	No Opt. Call	6,200,544
AAA	5,060	6.25%, 1/01/13	No Opt. Call	6,021,855
		Florida Brd. of Ed.,
AAA	8,720	GO, 3.50%, 1/01/09, FSA	No Opt. Call	8,993,546
AAA	4,190	Lottery Rev., Ser. A, 5.00%, 7/01/08, FGIC	No Opt. Call	4,572,505
		Florida Dept. of Env. Protection Presvtn., Ser. B, FGIC,
AAA	5,905	4.00%, 7/01/08	No Opt. Call	6,234,263
AAA	6,140	4.00%, 7/01/09	No Opt. Call	6,476,533
		Florida Div. of Bond Fin. Dept., Gen. Svc. Rev.,
AAA	2,000	Nat. Res. & Presvtn., Ser. A, 5.00%, 7/01/11, AMBAC	07/07 @ 101	2,133,680
AAA	8,000	Dept. of Env. Presvtn., Ser. B, 5.25%, 7/01/10, FSA	07/08 @ 101	8,765,920
AAA	1,090	Florida Mun. Loan Council, Ser. C, 3.50%, 11/01/08, MBIA	No Opt. Call	1,129,720
AAA	6,000	Greater Orlando Aviation Auth., Orlando Arpt. Facs. Rev., Ser. C, 3.50%, 10/01/08, MBIA	No Opt. Call	6,226,440
AAA	3,000	Hillsborough Cnty. Sch. Dist., Sales Tax Rev., 4.00%, 10/01/09, AMBAC	No Opt. Call	3,165,630
AAA	10,000	Hillsborough Cnty. Util., 4.50%, 8/01/08, AMBAC	No Opt. Call	10,750,900
		Indian River Cnty. Sch. Dist., GO, FSA,
AAA	950	3.25%, 4/01/08	No Opt. Call	977,512
AAA	1,000	3.25%, 4/01/09	No Opt. Call	1,022,700
		Indian Trace Cmnty. Dev. Dist., Wtr. Mgmt. Spec. Benefit, Ser. A, MBIA,
AAA	3,000	5.625%, 5/01/08	05/05 @ 102	3,123,840
AAA	2,910	5.75%, 5/01/09	05/05 @ 102	3,032,191
		Jacksonville Beach Utils., AMBAC,
AAA	1,100	3.10%, 4/01/09	No Opt. Call	1,118,040
AAA	1,155	3.10%, 10/01/09	No Opt. Call	1,170,662
AAA	5,895	Jacksonville Excise Tax, 4.25%, 10/01/08, AMBAC	No Opt. Call	6,288,963
		Jacksonville Sales Tax,
AAA	1,155	3.125%, 10/01/08, FGIC	No Opt. Call	1,183,124
AAA	1,000	3.375%, 10/01/09, FGIC	No Opt. Call	1,026,290
AAA	2,000	4.10%, 10/01/08, AMBAC	No Opt. Call	2,122,320
AAA	825	Lake Cnty. Sch. Brd., COP, 3.50%, 7/01/09, AMBAC	No Opt. Call	850,888
AAA	2,000	Lakeland Elec. & Wtr., 5.90%, 10/01/08, FSA	No Opt. Call	2,258,260
AAA	3,000	Lee Cnty. Arprt., 4.25%, 10/01/09, FSA	No Opt. Call	3,207,570
		Miami, GO, FGIC,
AAA	1,345	5.90%, 12/01/08	No Opt. Call	1,521,558
AAA	1,000	6.00%, 12/01/09	No Opt. Call	1,149,780
		Miami Dade Cnty.,
AAA	2,000	Edl. Fac., Ser. A, 4.875%, 4/01/09, AMBAC	No Opt. Call	2,182,000
AAA	1,535	Pub. Svc. Tax Rev., Pub. Impvt., 3.40%, 4/01/08, AMBAC	No Opt. Call	1,587,113
AAA	1,595	Pub. Svc. Tax Rev., Pub. Impvt., 3.625%, 4/01/09, AMBAC	No Opt. Call	1,656,360
AAA	4,775	Sch. Brd., COP, 5.25%, 8/01/11, FSA	08/08 @ 101	5,237,172

BlackRock Florida Insured Municipal 2008 Term Trust (BRF) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Florida—(continued)
		Orange Cnty.,
AAA	$ 1,000[3]	Pub. Svc. Tax Rev., 5.70%, 10/01/05, FGIC	N/A	$ 1,060,570
AAA	4,89 [5]	Sales Tax Rev., Ser. A, 3.25%, 1/01/09, FGIC	No Opt. Call	4,999,851
AAA	5,130	Tourist Dev., Tax Rev., Ser. A, 4.00%, 10/01/08, AMBAC	No Opt. Call	5,414,407
AAA	5,340	Tourist Dev., Tax Rev., Ser. A, 4.00%, 10/01/09, AMBAC	No Opt. Call	5,622,112
AAA	1,005	Tourist Dev., Tax Rev., Ser. A, 5.85%, 10/01/08, MBIA	ETM	1,138,183
AAA	495	Tourist Dev., Tax Rev., Ser. A, 5.85%, 10/01/08, MBIA	No Opt. Call	556,979
		Orlando Wstwtr. Sys., Ser. A, AMBAC,
AAA	1,100	3.25%, 10/01/08	No Opt. Call	1,131,977
AAA	1,280	3.50%, 10/01/09	No Opt. Call	1,321,050
		Osceola Cnty., AMBAC,
AAA	1,810	3.75%, 10/01/08	No Opt. Call	1,896,790
AAA	1,535	3.875%, 10/01/09	No Opt. Call	1,610,875
		Osceola Cnty. Gas Tax, FGIC,
AAA	640	3.10%, 4/01/08	No Opt. Call	655,341
AAA	535	3.30%, 4/01/09	No Opt. Call	548,273
		Palm Beach Cnty. Sch. Brd., COP, Ser. D, FSA,
AAA	1,770	3.00%, 8/01/08	No Opt. Call	1,804,621
AAA	850	3.30%, 8/01/09	No Opt. Call	869,508
AAA	7,085	Pasco Cnty. Sld. Wst. Disp. & Res. Rec. Sys., 6.00%, 4/01/09, FGIC	11/04 @ 100	7,105,972
		Polk Cnty. Sch. Brd., COP, Ser. A, FSA,
AAA	2,000	3.20%, 1/01/08	No Opt. Call	2,048,900
AAA	2,000	3.375%, 1/01/09	No Opt. Call	2,050,360
AAA	1,020	Sebring Wtr. & Wstwtr., 3.625%, 1/01/09, FGIC	No Opt. Call	1,057,077
AAA	2,000	Seminole Cnty. Wtr. & Swr., 6.00%, 10/01/09, MBIA	No Opt. Call	2,295,560
		So. Florida Wtr. Mgmt. Dist., AMBAC,
AAA	1,250	3.00%, 10/01/08	No Opt. Call	1,274,537
AAA	1,000	3.30%, 10/01/09	No Opt. Call	1,022,820
AAA	1,025	St. Johns Cnty. Sch. Brd. COP, Ser. A, 3.50%, 7/01/09, MBIA	No Opt. Call	1,057,164
AAA	500	St. Petersburg Hlth. Facs. Auth., All Childrens Hosp., 3.10%, 11/15/08, AMBAC	No Opt. Call	508,665
AAA	1,370	Vlg. Ctr. Cmnty. Dev. Dist. Rec., Ser. A, 5.50%, 11/01/08, MBIA	No Opt. Call	1,525,331
AAA	2,370	Volusia Cnty., Sales Tax Rev., Ser. B, 4.00%, 10/01/08, MBIA	No Opt. Call	2,506,014

				176,606,424

		Puerto Rico—17.70%
		Puerto Rico Mun. Fin. Agcy., Ser. A, FSA,
AAA	10,000	3.50%, 8/01/08	No Opt. Call	10,406,600
AAA	12,000	3.75%, 8/01/09	No Opt. Call	12,578,520
AAA	1,500	5.625%, 8/01/10	08/09 @ 101	1,696,725

				24,681,845

		Total Long-Term Investments (cost $191,791,395)		201,288,269

		SHORT-TERM INVESTMENTS—14.4%
		Florida—6.3%
A-1+	6,000[4]	Highlands Cnty. Hlth. Facs. Auth., Adventist Hlth. Sys., Ser. B, 1.70%, 10/07/04, MBIA, FRWD	N/A	6,000,000
A-1+	2,900[4]	Palm Beach Cnty. Florida Sch. Brd., COP, Ser. B, 1.72%, 10/01/04, AMBAC, FRWD	N/A	2,900,000

				8,900,000

		Puerto Rico—4.3%
A-1	6,000[4]	Puerto Rico Gov’t. Dev. Bank, 1.59%, 10/06/04, MBIA, FRWD	N/A	6,000,000

BlackRock Florida Insured Municipal 2008 Term Trust (BRF) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND —3.8%
5,300	AIM Tax Free Investment Co. Cash Reserve Portfolio	$ 5,300,000

	Total Short-Term Investments (cost $20,200,000)	20,200,000

	Total Investments—158.4% (cost $211,991,395)	$221,488,269
	Other assets in excess of liabilities—1.8%	2,483,336
	Preferred shares at redemption value, including dividends payable—(60.2%)	(84,166,123)

	Net Assets Applicable to Common Shareholders—100%	$139,805,482

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown as of September 30, 2004.

The value (market value plus accrued interest) of securities that are covered by insurance, which insures the payment of principal and interest, represent approximately 97.7% of the Trust’s managed assets.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corporation	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Association
FGIC	—	Financial Guaranty Insurance Company

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Florida Insured Municipal 2008 Term Trust
______________________________________________________________

By:     /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: November 23, 2004

By:      /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: November 23, 2004